UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      September 30, 2010
                                                    ------------------

Check here if Amendment [  ]: Amendment Number:
                                                    -----------------

     This Amendment (Check only one):      [ ]   is a restatement
                                           [ ]   adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Glenview Captal Management,LLC
Address:  767 Fifth Avenue, 44th Floor
          New York, NY 10153

Form 13F File Number:      028-10134
                           ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark Horowitz
Title:      Chief Operating Office and General Counsel
Phone:      212-812-4700

Signature, Place and Date of Signing:

     /s/ Mark Horowitz               New York, New York      November 15, 2010
--------------------------           ------------------      -----------------
        [Signature]                    [City, State]              [Date]

Report Type (Check only one):

[X} 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ } 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
                                               -------------------
Form 13F Information Table Entry Total:                 58
                                               -------------------
Form 13F Information Table Value Total:             $5,490,707
                                               -------------------
                                                  (in thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


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

                                             GLENVIEW CAPITAL MANAGEMENT, LLC
                                                          FORM 13F
                                             QUARTER ENDED SEPTEMBER 30, 2010

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                                  CLASS                    VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
                                  -----                   --------   -------   ---  ----  ----------  --------  --------------------
       NAME OF ISSUER             TITLE          CUSIP    (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE     SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
AIR PRODS & CHEMS INC              COM         009158106   31,662     382,300  SH            SOLE                  382,300
AMERICAN INTL GROUP INC          COM NEW       026874784   21,396     547,200  SH            SOLE                  547,200
AON CORP                           COM         037389103  201,156   5,143,340  SH            SOLE                5,143,340
APPLIED MATLS INC                  COM         038222105   21,064   1,803,441  SH            SOLE                1,803,441
ARVINMERITOR INC                   COM         043353101   69,948   4,501,186  SH            SOLE                4,501,186
BANK OF AMERICA CORPORATION  *W EXP 01/16/201  060505146      809     124,900  SH            SOLE                  124,900
BMC SOFTWARE INC                   COM         055921100  178,237   4,403,087  SH            SOLE                4,403,087
BROADRIDGE FINL SOLUTIONS IN       COM         11133T103   11,597     507,065  SH            SOLE                  507,065
CHIMERA INVT CORP                  COM         16934Q109   26,450   6,696,300  SH            SOLE                6,696,300
CIGNA CORP                         COM         125509109   79,373   2,218,372  SH            SOLE                2,218,372
CISCO SYS INC                      COM         17275R102   60,210   2,749,299  SH            SOLE                2,749,299
CIT GROUP INC                    COM NEW       125581801   35,089     859,600  SH            SOLE                  859,600
CITIGROUP INC                      COM         172967101   80,182  20,507,000  SH            SOLE               20,507,000
CLEARWIRE CORP NEW                CL A         18538Q105   16,549   2,045,653  SH            SOLE                2,045,653
COMCAST CORP NEW                  CL A         20030N101   27,572   1,525,000  SH            SOLE                1,525,000
CVS CAREMARK CORPORATION           COM         126650100  172,868   5,493,095  SH            SOLE                5,493,095
DAVITA INC                         COM         23918K108  289,119   4,188,316  SH            SOLE                4,188,316
DISCOVER FINL SVCS                 COM         254709108   26,056   1,562,100  SH            SOLE                1,562,100
E M C CORP MASS                    COM         268648102   12,541     617,500  SH            SOLE                  617,500
EXPEDIA INC DEL                    COM         30212P105  133,532   4,730,133  SH            SOLE                4,730,133
EXPRESS SCRIPTS INC                COM         302182100  424,299   8,712,512  SH            SOLE                8,712,512
FIDELITY NATL INFORMATION SV       COM         31620M106  283,965  10,466,825  SH            SOLE               10,466,825
FISERV INC                         COM         337738108   98,159   1,823,840  SH            SOLE                1,823,840
FLEXTRONICS INTL LTD               ORD         Y2573F102  153,146  25,355,320  SH            SOLE               25,355,320
FLOWSERVE CORP                     COM         34354P105   30,094     275,036  SH            SOLE                  275,036
GOODRICH CORP                      COM         382388106   47,973     650,652  SH            SOLE                  650,652
HARTFORD FINL SVCS GROUP INC       COM         416515104   89,842   3,914,700  SH            SOLE                3,914,700
HEWLETT PACKARD CO                 COM         428236103  102,311   2,431,917  SH            SOLE                2,431,917
JPMORGAN CHASE & CO                COM         46625H100   19,634     515,860  SH            SOLE                  515,860
LABORATORY CORP AMER HLDGS       COM NEW       50540R409      690       8,800  SH            SOLE                    8,800
LIFE TECHNOLOGIES CORP             COM         53217V109  377,128   8,077,282  SH            SOLE                8,077,282
LINCARE HLDGS INC                  COM         532791100   39,219   1,563,742  SH            SOLE                1,563,742
LIVE NATION ENTERTAINMENT IN       COM         538034109   27,541   2,787,513  SH            SOLE                2,787,513
LOUISIANA PAC CORP                 COM         546347105   15,140   2,000,000  SH            SOLE                2,000,000
MASCO CORP                         COM         574599106   11,010   1,000,000  SH            SOLE                1,000,000
MCKESSON CORP                      COM         58155Q103  366,512   5,932,541  SH            SOLE                5,932,541
MEDCO HEALTH SOLUTIONS INC         COM         58405U102  257,904   4,953,976  SH            SOLE                4,953,976
MUELLER WTR PRODS INC           COM SER A      624758108   22,528   7,459,493  SH            SOLE                7,459,493
OMNICARE INC                       COM         681904108  138,215   5,787,902  SH            SOLE                5,787,902
OWENS CORNING NEW                  COM         690742101   12,815     500,000  SH            SOLE                  500,000
PHH CORP                         COM NEW       693320202   26,026   1,235,792  SH            SOLE                1,235,792
PITNEY BOWES INC                   COM         724479100   78,126   3,654,148  SH            SOLE                3,654,148
QUEST DIAGNOSTICS INC              COM         74834L100      646      12,800  SH            SOLE                   12,800
RADIOSHACK CORP                    COM         750438103   28,510   1,336,637  SH            SOLE                1,336,637
REPUBLIC SVCS INC                  COM         760759100  110,415   3,621,354  SH            SOLE                3,621,354
STAPLES INC                        COM         855030102   20,920   1,000,000  SH            SOLE                1,000,000
TAKE-TWO INTERACTIVE SOFTWAR       COM         874054109   19,832   1,955,848  SH            SOLE                1,955,848
TARGET CORP                        COM         87612E106  136,891   2,561,580  SH            SOLE                2,561,580
TERRESTAR CORP                     COM         881451108      425   1,223,988  SH            SOLE                1,223,988
TEXTRON INC                        COM         883203101   16,471     801,100  SH            SOLE                  801,100
THERMO FISHER SCIENTIFIC INC       COM         883556102  238,859   4,988,697  SH            SOLE                4,988,697
TYCO INTERNATIONAL LTD             SHS         H89128104   92,142   2,508,630  SH            SOLE                2,508,630
URS CORP NEW                       COM         903236107   86,248   2,270,878  SH            SOLE                2,270,878
VIACOM INC NEW                    CL B         92553P201  162,917   4,501,703  SH            SOLE                4,501,703
WATERS CORP                        COM         941848103   51,669     730,000  SH            SOLE                  730,000
WELLPOINT INC                      COM         94973V107  127,154   2,244,950  SH            SOLE                2,244,950
WYNDHAM WORLDWIDE CORP             COM         98310W108   44,232   1,610,187  SH            SOLE                1,610,187
XEROX CORP                         COM         984121103  235,689  22,771,862  SH            SOLE               22,771,862
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